Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 02, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock based compensation expense						$ 1,849
2012 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares authorized for issuance							880,000	440,000
2012 Equity Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration period				5 years		5 years
Percent of voting power				10.00%		10.00%
2012 Equity Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration period				10 years		10 years
2012 Equity Incentive Plan | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock shares issued				160,600		44,000	338,800
Grant date fair value per share				$ 3.85		$ 8.06	$ 8.06
Stock compensation expense recognized		$ 229	$ 196	$ 650	$ 611	$ 793	$ 419
Unrecognized stock based compensation expense		$ 1,775		$ 1,775		$ 1,849
Vesting of restricted stock, shares				90,090		98,560	21,560
2012 Equity Incentive Plan | Restricted Stock | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant date fair value per share				$ 1.89		$ 1.89
Shares vest over period						2 years
2012 Equity Incentive Plan | Restricted Stock | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grant date fair value per share				$ 8.06		$ 8.06
Shares vest over period						5 years
2012 Equity Incentive Plan | Performance Based Restricted Stock | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting of restricted stock, shares	77,000
Accelerated recognition of remaining compensation expense	$ 231